Expense Example	Sep. 30, 2026 USD ($)
Wahed FTSE USA Shariah ETF | Wahed FTSE USA Shariah ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Wahed Dow Jones Islamic World ETF | Wahed Dow Jones Islamic World ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810